Derivative Financial Assets (Tables)	12 Months Ended
Dec. 31, 2024
DERIVATIVE FINANCIAL ASSETS [Abstract]
Schedule of Derivative Financial Asset in Accordance

The Agreements satisfied the definition of derivative financial asset in accordance with U.S. GAAP and were stated at fair value with any subsequent changes recognized in profit or loss.

Net carrying amount
US$
As of January 1, 2022	167,388
Realized in profit or loss during the year	34,234
Settlement	(201,411)
Exchange realignment	(211)
As of December 31, 2023 and 2024	—